Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of debt
The table below sets our external debt agreements as at June 30, 2024 and December 31, 2023:

(In $ millions)	As of June 30, 2024	As of December 31, 2023
Secured debt:
$575 million secured bond in issue	575	575
Total secured debt	575	575
Unsecured bond:
Unsecured senior convertible bond	50	50
Total unsecured bond	50	50
Total principal debt	625	625
Debt premium:
Premium on bond issuance	1	1
Total debt premium	1	1
Less: bond issuance costs	(17)	(18)
Total debt	609	608